UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22704

CAMBRIA ETF TRUST

(Exact name of registrant as specified in charter)

________

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

With a Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2014

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

Cambria Shareholder Yield ETF

Semi-Annual Report

October 31, 2013

Cambria Investment Management
Cambria Shareholder Yield ETF

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the trading sub-adviser, Index Management Solutions, LLC, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-ETF-INFO; and (ii) on the Commission’s website at http://www.sec.gov.

Cambria Investment Management
Schedule of Investments  •  Cambria Shareholder Yield ETF
October 31, 2013 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK – 99.9%
Consumer Discretionary – 18.6%
Abercrombie & Fitch, Cl A	34,181	$1,281,104
CBS, Cl B	28,034	1,657,931
GameStop, Cl A	35,845	1,965,023
Gannett	65,270	1,806,021
Gap	34,240	1,266,537
General Motors*	39,626	1,464,181
Harte-Hanks	164,352	1,309,885
hhgregg*	91,913	1,425,571
Home Depot	17,869	1,391,816
International Game Technology	77,040	1,448,352
Lowe’s	33,170	1,651,203
Meredith	33,170	1,701,621
O’Reilly Automotive*	12,091	1,496,987
Six Flags Entertainment	34,668	1,303,863
Staples	83,290	1,342,635
Target	18,939	1,227,058
Tupperware Brands	16,585	1,486,845
Valassis Communications	49,265	1,347,890
Viacom, Cl B	19,795	1,648,726
		28,223,249
Consumer Staples – 11.9%
Coca-Cola Enterprises	35,631	1,486,881
CVS Caremark	22,898	1,425,630
Dr Pepper Snapple Group	27,071	1,281,812
Energizer Holdings	13,375	1,312,221
JM Smucker	12,840	1,427,936
Kimberly-Clark	12,840	1,386,720
Kroger	38,199	1,636,445
Nu Skin Enterprises, Cl A	16,397	1,917,301
Reynolds American	28,034	1,440,107
Safeway	55,426	1,934,367
USANA Health Sciences*	23,433	1,598,834

Description	Shares	Fair Value
Wal-Mart Stores	17,013	$1,305,748
		18,154,002
Energy – 4.4%
Capital Product Partners (A)	155,685	1,457,211
Crestwood Equity Partners (A)	98,246	1,483,514
CVR Energy	33,512	1,331,097
HollyFrontier	25,894	1,192,678
Marathon Petroleum	16,371	1,173,146
		6,637,646
Financials – 18.7%
American Financial Group	27,392	1,541,074
American International Group	29,960	1,547,434
Ameriprise Financial	17,334	1,742,760
Aspen Insurance Holdings	34,454	1,344,051
Comerica	35,310	1,528,923
Cullen	19,059	1,349,186
Fifth Third Bancorp	76,398	1,453,854
Hanover Insurance Group	25,107	1,469,764
Huntington Bancshares	161,750	1,423,400
Legg Mason	42,372	1,630,051
LPL Financial Holdings	35,710	1,454,825
MCG Capital	256,265	1,207,008
PartnerRe	14,231	1,426,089
Platinum Underwriters Holdings	22,791	1,417,372
Primerica	37,771	1,622,264
RenaissanceRe Holdings	14,445	1,353,641
State Street	22,363	1,566,976
Unum Group	47,829	1,518,092
Xinyuan Real Estate ADR	275,739	1,808,848
		28,405,612
Health Care – 11.2%
AmerisourceBergen, Cl A	24,289	1,586,801
Amgen	12,840	1,489,440
AstraZeneca ADR	26,001	1,374,413
Becton Dickinson	13,696	1,439,860
Boston Scientific*	173,875	2,032,599
Eli Lilly	24,717	1,231,401
HealthSouth	42,843	1,504,218
Mylan*	45,047	1,705,930
Omnicare	25,288	1,394,633
Pfizer	46,117	1,414,869
United Therapeutics*	20,437	1,809,083
		16,983,247
Industrials – 13.6%
AECOM Technology*	44,512	1,414,592
Barnes Group	42,606	1,514,217
Flowserve	24,717	1,717,090
L-3 Communications Holdings, Cl 3	15,943	1,601,474
Manpowergroup	24,610	1,922,041
Northrop Grumman	17,334	1,863,578
Pall	19,386	1,560,961
PGT*	147,285	1,539,128

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management
Schedule of Investments  •  Cambria Shareholder Yield ETF
October 31, 2013 (Unaudited)

Description	Shares	Fair Value
Raytheon	21,079	$1,736,277
Rockwell Collins	20,437	1,427,116
Southwest Airlines	104,259	1,795,340
Taser International*	148,623	2,641,031
		20,732,845
Information Technology – 13.8%
Apple	2,690	1,405,122
Applied Materials	90,843	1,621,547
CA	48,150	1,529,244
Celestica*	128,457	1,407,889
Computer Sciences	26,786	1,319,479
CoreLogic*	47,508	1,580,591
Flextronics International*	151,873	1,198,278
Lexmark International, Cl A	44,298	1,574,794
Seagate Technology	31,565	1,536,584
TE Connectivity	27,779	1,430,340
Texas Instruments	36,059	1,517,363
Western Digital	22,684	1,579,487
Xerox	152,475	1,515,602
Yahoo!*	51,253	1,687,761
		20,904,081
Materials – 3.0%
Cytec Industries	18,156	1,508,582
E.I. du Pont de Nemours	24,503	1,499,584
PPG Industries	8,774	1,601,957
		4,610,123
Telecommunication Services – 3.8%
AT&T	35,631	1,289,842
Nippon Telegraph & Telephone ADR	52,751	1,376,801
USA Mobility	98,012	1,462,339
Vonage Holdings*	435,318	1,623,736
		5,752,718
Utilities – 0.9%
Ameren	37,022	1,339,456
Total Common Stock (Cost $140,357,168)		151,742,979
TIME DEPOSIT – 0.1%
Brown Brothers, 0.030%, 11/01/2013	190,984	190,984
Total Time Deposit (Cost $190,984)		190,984
Total Investments - 100.0% (Cost $140,548,152)		$151,933,963

Percentages based on Nets Assets of $151,919,963.

*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At October 31, 2013, this security amounted to $2,940,725 or 1.9% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$151,742,979	$—	$—	$151,742,979
Time Deposit	—	190,984	—	190,984
Total Investments in Securities	$151,742,979	$190,984	$—	$151,933,963

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1 & Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management
Statement of Assets and Liabilities
October 31, 2013 (Unaudited)

Cambria Shareholder Yield ETF
Assets:
Investments at Cost	$140,548,152
Investments at Fair Value	$151,933,963
Cash	181,651
Receivable for Capital Shares Sold	11,437,000
Dividends Receivable	44,342
Total Assets	163,596,956
Liabilities:
Payable for Investment Securities Purchased	11,611,540
Payable Due to Investment Adviser	65,453
Total Liabilities	11,676,993
Net Assets	$151,919,963
Net Assets Consist of:
Paid-in Capital	$139,272,920
Undistributed Net Investment Income	110,316
Accumulated Net Realized Gain on Investments	1,150,916
Net Unrealized Appreciation on Investments	11,385,811
Net Assets	$151,919,963
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	5,350,000
Net Asset Value, Offering and Redemption Price Per Share	$28.40

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management
Statement of Operations
For the period ended October 31, 2013 (Unaudited)

Cambria Shareholder Yield ETF(1)
Investment Income:
Dividend Income	$926,628
Interest Income	45
Less: Foreign Taxes Withheld	(64)
Total Investment Income	926,609
Expenses:
Management Fees	275,226
Total Expenses	275,226
Net Investment Income	651,383
Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	1,150,916
Net Change in Unrealized Appreciation on Investments	11,385,811
Net Realized and Unrealized Gain on Investments	12,536,727
Net Increase in Net Assets Resulting from Operations	$13,188,110
(1)	Commenced operations on May 13, 2013.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management
Statement of Changes in Net Assets
For the period ended October 31, 2013 (Unaudited)

Cambria Shareholder Yield ETF(1)
Operations:
Net Investment Income	$651,383
Net Realized Gain on Investments	1,150,916
Net Change in Unrealized Appreciation on Investments	11,385,811
Net Increase in Net Assets Resulting from Operations	13,188,110
Distributions to Shareholders:
Investment Income	(541,067)
Total Distributions to Shareholders	(541,067)
Capital Share Transactions:
Issued In-Kind	144,616,500
Redeemed	(5,443,580)
Increase in Net Assets from Capital Share Transactions	139,172,920
Total Increase in Net Assets	151,819,963
Net Assets:
Beginning of Period	100,000
End of Period (Includes Undistributed Net Investment Income of $110,316)	$151,919,963
Share Transactions:
Issued In-Kind	5,550,000
Redeemed	(204,000)
Net Increase in Shares Outstanding from Share Transactions	5,346,000
(1)	Seed financials were audited for the period of April 18, 2013. The Fund commenced operations on May 13, 2013.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management
Financial Highlights (Unaudited)

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ration of Net Investment Income to Average Net Assets		Portfolio Turnover(1),(2)
Cambria Shareholder Yield ETF
2013(3)	$25.00	$0.17	$3.35	$3.52	$(0.12)	$(0.12)	$28.40	14.12%	$151,920	0.59	%(4)	1.40	%(4)	24%
*	Per share data calculated using average shares method.
(1)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(2)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(3)	Commenced operations on May 13, 2013.
(4)	Annualized

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management
Cambria Shareholder Yield ETF
Notes to Financial Statements
October 31, 2013 (Unaudited)

1. ORGANIZATION

Cambria ETF Trust (the “Trust”), was formed on September 9, 2011 as an open end registered management investment company comprising four exchange traded funds: Cambria Global Income and Currency Strategies ETF, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF and Cambria Emerging Shareholder Yield ETF. These financial statements relate only to Cambria Shareholder Yield ETF (the “Fund”). Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. The investment objective of Cambria Shareholder Yield ETF is to seek income and capital appreciation from investments in the U.S. equity market. The Cambria Shareholder Yield ETF is a diversified, actively-managed exchanged-traded fund.

Shares of the Funds will be listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (`‘NAV‘`). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called `‘Creation Units.‘` Creation Units will be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not `‘readily available‘` are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the ”Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to

Cambria Investment Management
Cambria Shareholder Yield ETF
Notes to Financial Statements
October 31, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES  (continued)

local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended October 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended October 31, 2013, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to U.S. federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of

Cambria Investment Management
Cambria Shareholder Yield ETF
Notes to Financial Statements
October 31, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES  (continued)

real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Organizational Expenses — All organizational and offering expenses of the Trust will be borne by the Investment Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the statement of assets and liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

Dividends and Distributions to Shareholders — The Fund generally pays out dividends from its net investment income, and distributes its net capital gains, if any, to shareholders annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares on a continuous basis at NAV in groups of 50,000 shares called “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $700 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $700 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
Cambria Shareholder Yield ETF	50,000	$700	$1,420,000	$700

Cambria Investment Management
Cambria Shareholder Yield ETF
Notes to Financial Statements
October 31, 2013 (Unaudited)

3. AGREEMENTS

Investment Advisory Agreement — The Investment Adviser is responsible for overseeing the management and business affairs of the Fund, and has discretion to purchase and sell securities in accordance with the Fund's objectives, policies, and restrictions. The Investment Adviser continuously reviews, supervises, and administers the Fund's investment program. The Investment Adviser has entered into an investment advisory agreement (“Management Agreement”) with respect to the Fund. Pursuant to that Management Agreement, the Fund pays the Investment Adviser an annual advisory fee based on its average daily nets assets for the services and facilities it provides payable at an annual rate of 0.59%.

The Investment Adviser bears all of the costs of the Fund except for the advisory fee, payments under the Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Management Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

Administrator, Custodian and Transfer Agent — SEI Investments Global Funds Services (the “Administrator”) serves as the Fund's Administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund's Custodian and Transfer Agent pursuant to a Custodian Agreement and a Transfer Agency Services Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator (the “Distributor”), serves as the Fund’s distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). In accordance with its Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2013, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Cambria Shareholder Yield ETF(1)	$25,841,033	$25,673,049
(1)	The Fund commenced operations on May 13, 2013.

For the period ended October 31, 2013, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
Cambria Shareholder Yield ETF(1)	$144,344,266	$5,305,998	$429,394
(1)	The Fund commenced operations on May 13, 2013.

Cambria Investment Management
Cambria Shareholder Yield ETF
Notes to Financial Statements
October 31, 2013 (Unaudited)

5. RELATED PARTIES

Certain officers of the Trust are also employees of the Investment Adviser.

6. PRINCIPAL RISKS

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Dividend Paying Security Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may adversely affect the Fund.

Equity Investing Risk — An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Management Risk  — The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Foreign Investment Risk  — Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

7. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Investment Adviser is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8. INCOME TAXES

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from

Cambria Investment Management
Cambria Shareholder Yield ETF
Notes to Financial Statements
October 31, 2013 (Unaudited)

8. INCOME TAXES  (continued)

distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be used prior to the losses incurred in preenactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2013, there are no losses carried forward under these new provisions.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2013, were as follows:

Cambria Investment Management	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Cambria Shareholder Yield ETF	$140,548,152	$13,699,994	$(2,314,183)	$11,385,811

9. OTHER

At October 31, 2013, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

10. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Cambria Investment Management
Cambria Shareholder Yield ETF
Approval of Advisory Agreements & Board Considerations
October 31, 2013 (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) requires the Board of Trustees (the “Board”) of Cambria ETF Trust (the “Trust”) to approve the investment advisory agreement (the “Advisory Agreement”) between the Trust and Cambria Investment Management, L.P. (the “Adviser”) with respect to the Cambria Global Income and Currency Strategies ETF, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF and Cambria Emerging Shareholder Yield ETF (each a “Fund” and collectively, the “Funds”). The Advisory Agreement must be approved by a majority of the Trustees and a majority of the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”). The Board was comprised of two independent Trustees and one interested Trustee when the approval of the Advisory Agreement was considered.

At an in-person meeting held on April 25, 2013 (the “Meeting”), the Board considered, among other items, a proposal to approve the Advisory Agreement between the Trust and the Adviser for the Funds. At the Meeting, the Board, including a majority of the Independent Trustees, approved the Advisory Agreement with respect to the Funds for an initial two-year period. Cambria Shareholder Yield ETF commenced operations during the period covered by this Report.

In advance of the Meeting, the Board, including the Independent Trustees, requested, received and reviewed materials relating to the Funds, the Advisory Agreement and the Adviser, including comparative fee and expense information and information regarding the nature, extent and quality of services to be provided by the Adviser under the Advisory Agreement. The materials provided to the Board included, among other items: (i) information on each Fund’s advisory fee, which is structured as a unitary fee, and other expenses, including information comparing the Funds’ proposed fees and expenses to those of comparable funds; (ii) information about the expected profitability of the Advisory Agreement to the Adviser; and (iii) a memorandum from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory arrangements under the 1940 Act.

In considering the decision to approve the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as controlling. In reaching the decision to approve the Advisory Agreement, the Board considered several factors to be key factors and reached the conclusions described below.

Board Consideration of the Investment Advisory Agreement

Nature, Quality and Extent of Services.  The Board reviewed the nature, quality and extent of the overall services to be provided by the Adviser to the Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Funds. In addition, the Board considered that, going forward, the Adviser would be responsible for providing investment advisory services to each Fund, monitoring compliance with each Fund's objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services to be provided by the Adviser in the oversight of the Trust's administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources. Based on their review and other considerations, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature and quality of the services to be provided by the Adviser.

Performance.  The Board noted that, as each Fund had not yet commenced investment operations, it had no investment performance. The Board also noted that the Adviser had recently commenced operations, but had been successful in advising another exchange-traded fund using different investment strategies. The Board noted that the Adviser has performed extensive research on the strategies underlying the Funds and that the Adviser had been managing assets following a strategy comparable to the strategy to be used by the Cambria Shareholder Yield

Cambria Investment Management
Cambria Shareholder Yield ETF
Approval of Advisory Agreements & Board Considerations
October 31, 2013 (Unaudited)

ETF for a few months. Although the Adviser had been successful over the short period, the Board recognized that the period did not represent a full market cycle and that the Adviser had not managed assets using the other strategies. Based on its review, the Board determined, in its business judgment, that engaging the Adviser could benefit the Funds and their shareholders.

Comparative Fees and Expenses.  In considering the proposed advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the proposed advisory fee and estimated expense ratio for each Fund, the Board also considered the proposed fee and expense ratio versus the fees and expenses charged to mutual funds with comparable strategies as well as other index-based exchange-traded funds (“ETFs”). The Board noted that the Adviser did not manage any comparable funds and that there were few actively managed equity ETFs using traditional active management strategies and, thus, it was difficult to compare a Fund’s proposed management fee and estimated expenses with the fees and expenses of comparable funds. The Board noted, however, that the proposed advisory fees were generally higher than those of index-based ETFs, but generally lower than those of mutual funds with comparable strategies.

The Board also considered each Fund's anticipated expense ratio and noted that the Adviser had proposed charging a unitary advisory fee to each Fund. The Trustees noted that under the unitary fee structure the Adviser, and not a Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and that the Adviser would bear the risk of these expenses increasing. In this respect, they noted that the Funds were not expected to incur additional expenses besides the unitary advisory fee, and reviewed the Funds’ anticipated expense ratios. Based on these and other considerations, the Board, in the exercise of its reasonable business judgment, determined that the fees and expenses of each Fund would be fair and reasonable.

Costs and Profitability.  The Board then considered the estimated profits to be realized by the Adviser in connection with providing services to the Funds. The Board noted that since no Fund had yet launched, it was difficult to estimate how profitable they would be to the Adviser. The Board, however, reviewed estimated profit and loss information provided by the Adviser with respect to the Funds. In this connection, the Board also noted the Adviser's representation of its long-term commitment to the success of the Funds and its proposal of a unitary fee structure under which it bore the risk if Fund expenses increased. The Board further considered the costs associated with the personnel, systems and equipment necessary to manage each Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. Under the totality of the circumstances, the Board concluded in the exercise of its reasonable business judgment that the current estimated profits to be realized by the Adviser with respect to each Fund would not be excessive in view of the nature, extent and quality of the services to be provided.

Other Benefits.  The Board then considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. The Board also noted that the Adviser did not have any affiliates that might benefit from Fund operations. Based on these and other considerations, the Board determined that other benefits were not a material factor to consider in approving the Advisory Agreement.

Economies of Scale.  The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory fees for each Fund do not include breakpoints, but that it was premature – before the commencement of investment operations – to evaluate potential economies of scale. Based on these and other considerations, including that each Fund was newly organized, the Board generally concluded that it would monitor for potential economies of scale in the future if the Funds grow.

Cambria Investment Management
Cambria Shareholder Yield ETF
Approval of Advisory Agreements & Board Considerations
October 31, 2013 (Unaudited)

In approving the Advisory Agreement, the Board concluded that its terms are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Funds and their shareholders. In reaching this determination, the Board considered that the Adviser could be expected to provide a high level of service to the Funds; that its fee structure appeared to the Board to be reasonable given the nature and quality of services expected to be provided; and that the expected benefits accruing to the Adviser by virtue of its relationship to the Funds were reasonable in comparison with the expected costs of providing the investment advisory services and the expected benefits accruing to the Funds.

Cambria Investment Management
Disclosure of Fund Expenses
(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return.  This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE:  Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/13/13	Ending Account Value 10/31/13	Annualized Expense Ratios	Expenses Paid During Period(1)
Cambria Shareholder Yield ETF
Actual Fund Return	$1,000.00	$1,141.20	0.59%	$2.96	(1)
Hypothetical 5% Return	$1,000.00	$1,022.23	0.59%	$3.01	(2)
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 171/365 (to reflect the actual time the Fund was operations from 05/13/13-10/31/13).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period).

Cambria Investment Management
Supplemental Information
(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at cambriainvestments.com.

Investment Adviser:

Cambria Funds
2321 Rosecrans Avenue
Suite 3225
El Segundo, CA 90245

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

K&L Gates LLP,
1601 K Street, NW,
Washington, District of Columbia 20006

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP,
Two Commerce Square, Suite 1700, 2001 Market Street,
Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

CIM-SA-001-1200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cambria ETF Trust

By (Signature and Title)	/s/ Eric Richardson
Eric Richardson, President

Date: January 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Richardson
Eric Richardson, President

Date: January 3, 2014

By (Signature and Title)	/s/ Peter Rodriguez
Peter Rodriguez, Principal Financial Officer

Date: January 3, 2014